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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Osmium Capital Management Ltd.

Address:  5A, Waterloo Lane, Pembroke, HM 08, Bermuda

Form 13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chris Kuchanny

Title:  Chairman/CEO

Phone:  +1 (441) 296-7132

Signature, Place, and Date of Signing:

   /s/ Chris Kuchanny           Pembroke, Bermuda              2/14/11
------------------------  ---------------------------    -------------------
         (Name)                   (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  24 items

Form 13F Information Table Value Total:  $354,439  (thousands)

List of Other Included Managers:   Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

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ITEM 1                             ITEM 2       ITEM 3      ITEM 4      ITEM 5            ITEM 6    ITEM 7   ITEM 8
------                         -------------- ---------- ------------ ----------        ---------- -------- ----------
                                                                                                             VOTING     VOTING
                                                            TOTAL       TOTAL           INVESTMENT  OTHER   AUTHORITY  AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    FMV (X 1000)   SHARES   SH/PRN DISCRETION MANAGERS   SOLE       NONE
--------------                 -------------- ---------- ------------ ---------- ------ ---------- -------- ---------- ---------
ALPINE TOTAL DYNAMIC DIVID F..    COM SBI     021060108     19,212     3,245,279   SH      SOLE              3,245,279
ATS CORP......................      COM       00211E104     13,089     4,759,780   SH      SOLE              4,759,780
BHP BILLITON LTD.............. SPONSORED ADR   88606108     15,214       163,730   SH      SOLE                163,730
CENTRAL GOLDTRUST.............    TR UNIT     0153546106    30,436       560,000   SH      SOLE                560,000
DR REDDYS LAB LTD.............      ADR       256135203      6,096       164,932   SH      SOLE                164,932
EATON VANCE TAX MNG GBL DV E..      COM       27829F108     19,796     1,879,961   SH      SOLE              1,879,961
EATON VANCE TX MGD DIV EQ IN..      COM       27828N102      1,746       154,346   SH      SOLE                154,346
ENERGY INCOME AND GROWTH FD...      COM       292697109      2,582        96,061   SH      SOLE                 96,061
FIDUCIARY CLAYMORE MLP OPP F..      COM       31647Q106      5,539       255,940   SH      SOLE                255,940
GREATER CHINA FD INC..........      COM       39167B102      7,452       575,458   SH      SOLE                575,458
HSBC HLDGS PLC................  SPON ADR NEW  404280406        631        12,361   SH      SOLE                 12,361
ICICI BK LTD..................      ADR       45104G104     19,747       389,956   SH      SOLE                389,956
INFOSYS TECHNOLOGIES LTD...... SPONSORED ADR  456788108     23,913       314,320   SH      SOLE                314,320
ISHARES INC................... MSCI HONG KONG 464286871      3,973       210,000   SH      SOLE                210,000
MAG SILVER CORP...............      COM       55903Q104     11,682       939,054   SH      SOLE                939,054
MORGAN STANLEY CHINA A SH FD..      COM       617468103     14,239       520,638   SH      SOLE                520,638
NTT DOCOMO INC................   SPONS ADR    62942M201      1,778       102,047   SH      SOLE                102,047
SPROTT PHYSICAL GOLD TRUST....      UNIT      85207H104     29,512     2,390,634   SH      SOLE              2,390,634
SUPERCONDUCTOR TECHNOLOGIES...    COM NEW     867931305      1,597     1,050,685   SH      SOLE              1,050,685
TAIWAN SEMICONDUCTOR MFG LTD.. SPONSORED ADR  874039100     97,062     7,740,198   SH      SOLE              7,740,198
TATA MTRS LTD................. SPONSORED ADR  876568502      4,036       137,564   SH      SOLE                137,564
UNI PIXEL INC.................    COM NEW     904572203      3,720       509,600   SH      SOLE                509,600
UNITED MICROELECTRONICS CORP..  SPON ADR NEW  910873405     21,351     6,756,724   SH      SOLE              6,756,724
ZWEIG TOTAL RETURN FD INC.....      COM       989837109         36        10,000   SH      SOLE                 10,000
                                                           354,439    32,939,268                            32,939,268
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